Unsecured Borrowings (Schedule Of Unsecured Debt Redemption Prices) (Details)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013
2020 Notes [Member] | 2016 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	105.063%
2020 Notes [Member] | 2017 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	103.375%
2020 Notes [Member] | 2018 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	101.688%
2020 Notes [Member] | 2019 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	100.00%
2020 Notes [Member] | Unsecured Borrowings [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage		104.75%	106.75%
2021 Notes [Member] | 2017 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	104.781%
2021 Notes [Member] | 2018 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	103.188%
2021 Notes [Member] | 2019 [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	101.594%
2021 Notes [Member] | 2020 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption price percentage	100.00%
2021 Notes [Member] | Unsecured Borrowings [Member]
Debt Instrument, Redemption [Line Items]
Redemption price percentage	106.375%